Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 1,309	$ 778	$ 935
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(12)	111	(82)
Interest credited to policyholder account values	1,844	1,406	1,078
Capitalization of deferred policy acquisition costs	(923)	(823)	(870)
Amortization of deferred policy acquisition costs	392	433	68
Amortization and depreciation	99	81	107
Changes in:
Future policy benefits and claims	(934)	(680)	(249)
Derivatives, net	(486)	(247)	(141)
Other, net	(319)	(77)	(63)
Net cash provided by operating activities	970	982	783
Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	4,471	3,007	2,828
Proceeds from sales of available-for-sale securities	1,857	852	466
Purchases of available-for-sale securities	(11,648)	(8,938)	(7,106)
Proceeds from repayments and sales of mortgage loans	651	792	1,027
Issuances of mortgage loans	(1,807)	(2,163)	(2,155)
Net sales (purchases) of short-term investments	543	(1,174)	169
Collateral received, net	378	217	48
Purchase of Jefferson National Financial Corp, net of cash assumed	(186)
Other, net	(355)	(231)	(136)
Net cash used in investing activities	(6,096)	(7,638)	(4,859)
Cash flows from financing activities
Net change in short-term debt	(300)	(100)	(260)
Investment and universal life insurance product deposits	10,442	10,894	8,224
Investment and universal life insurance product withdrawals	(5,034)	(4,132)	(3,884)
Other, net	21	19	(14)
Net cash provided by financing activities	5,129	6,681	4,066
Net increase (decrease) in cash and cash equivalents	3	25	(10)
Cash and cash equivalents at beginning of year	92	67	77
Cash and cash equivalents at end of year	$ 95	$ 92	$ 67